Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

December 1, 2015

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 435 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 435 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 24, 2015.

The Fund’s Statement of Additional information will be filed pursuant to Rule 497(c) under the Act to reflect non material changes.

If you have any questions or would like further information, please call Brian Montana at (617) 210-3662.

Sincerely,

  /s/ Brian Montana

Brian Montana

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage Capital Growth Fund
Wells Fargo Advantage Disciplined U.S. Core Fund
Wells Fargo Advantage Endeavor Select Fund
Wells Fargo Advantage Growth Fund
Wells Fargo Advantage Intrinsic Value Fund
Wells Fargo Advantage Large Cap Core Fund
Wells Fargo Advantage Large Cap Growth Fund
Wells Fargo Advantage Large Company Value Fund
Wells Fargo Advantage Omega Growth Fund
Wells Fargo Advantage Premier Large Company Growth Fund